ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) ¥ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2015 item	Jan. 31, 2014 CNY (¥) item	Jan. 31, 2013 shareholder item	Dec. 31, 2014 CNY (¥) item
Restructuring activities
under restructuring plan				7
Deemed distribution to shareholders of Shanghai Zhongtongji in connection with 2013 Restructuring | ¥				¥ 222,401
2013 Restructuring
Restructuring activities
Number of network partners engaged in restructuring plan			15
Number of shareholders engaged in restructuring plan | shareholder			11
under restructuring plan		8
Number of network partners that had minority interest holders		7
Number of network partners that had minority interest which is acquired fully	6
Deemed distribution to shareholders of Shanghai Zhongtongji in connection with 2013 Restructuring | ¥		¥ 222,000
Number of owners of the combining entities individually or as a group retain or receive a majority of the voting rights of the combined entities		0